UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE



            Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment    | |;                    Amendment Number: [ ]
  This Amendment (Check only one.): | | is a restatement
                                   | | add new holding entries.

Institutional Investment Manager Filing this Report:

Name:         Ironwood Invesmtent Management, LLC
Address:      21 Custom House Street, Suite 240
              Boston, MA  02110

Form 13F File Number: 28-06155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:         Warren J. Isabelle
Title:        Principal
Phone:        617.757.7609


Signature, Place and Date of Signing:


/s/ Warren J. Isabelle          Boston, MA             4/10/2008
----------------------          -------------          -----------------
  [Signature]                   [City, State]             [Date]

Report Type:

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number            Name
28-NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  126

Form 13F Information Table Value Total: 307,565
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE

                                    FORM 13F

                                INFORMATION TABLE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
4 Kids Entertainment Inc.      com              350865101     1136 116295.00SH       SOLE                 76280.00          37115.00
A.M. Castle & Co.              com              148411101     1640 60732.00 SH       SOLE                 43717.00          15715.00
Actividentity Corp             com              00506P103     1355 542118.00SH       SOLE                415187.00         117691.00
Aes Corp Com                   com              00130H105      525 31485.00 SH       SOLE                 31485.00
Airtran Hldgs Inc              com              00949P108     1036 157012.00SH       SOLE                154297.00
Allied Defense Group Com       com              019118108     6650 1127050.00SH      SOLE               1038445.00          81855.00
American Coml Lines Inc        com              025195207      626 39635.00 SH       SOLE                 38940.00
American Int'l Group           com              026874107      292  6748.00 SH       SOLE                  6618.00
Ampco Pittsburgh B             com              032037103     1601 37250.00 SH       SOLE                 27190.00           9285.00
Analogic Corp New              com              032657207     5160 77543.88 SH       SOLE                 70177.95           5940.00
Aquila Inc.                    com              03840P102     2186 680992.00SH       SOLE                670727.00
Ariad Pharmaceuticals Inc      com              04033a100     8058 2391095.00SH      SOLE               2269331.00         107469.00
Aurora Oil & Gas Corp          com              052036100      239 374154.00SH       SOLE                367589.00
Avalon Pharmaceuticals Com     com              05346p106     4168 1687526.00SH      SOLE               1687526.00
Bank of Amer Corp              com              060505104      398 10493.00 SH       SOLE                 10493.00
Beacon Roofing Supply Inc      com              073685109     3881 388110.00SH       SOLE                342095.00          38640.00
Berkshire Hills Bancorp Inc    com              084680107     2049 81338.79 SH       SOLE                 80083.79
Bionova Inc Com                com              090643107     2306 1816094.00SH      SOLE               1816094.00
Bristol Myers Squibb Co Com    com              110122108      275 12932.00 SH       SOLE                 12932.00
Bronco Drilling Co Inc         com              112211107     1914 118835.00SH       SOLE                117020.00
C&D Technologies Inc           com              124661109     1696 337840.00SH       SOLE                331995.00
CE Franklin Ltd Com            com              125151100     1682 217920.00SH       SOLE                147205.00          66990.00
CMGI Inc                       com              125750307     1911 144099.50SH       SOLE                141852.50
Cache Inc.                     com              127150308     2076 183853.00SH       SOLE                181073.00
Carter Inc.                    com              146229109     1618 100212.00SH       SOLE                 98697.00
Celsion Corp                   com              15117n305     6444 1204396.00SH      SOLE               1204396.00
Charlotte Russe Hldg           com              161048103     2412 139098.00SH       SOLE                137008.00
Chemtura Corp                  com              163893100     9002 1226466.39SH      SOLE               1156008.43          62418.00
Cherokee Intl Corp             com              164450108      836 447104.00SH       SOLE                440084.00
Chiquita Brands Inc.           com              170032809     4155 179811.40SH       SOLE                161003.06          15415.00
Citigroup Inc                  com              172967101      298 13892.15 SH       SOLE                 13762.15
Citizens First Bancorp Inc     com              17461R106     1353 125869.73SH       SOLE                109919.73          13690.00
Danka Business Sys Plc Sponsor com              236277109     2042 9960354.00SH      SOLE               9208374.00         694980.00
Denbury Resources Inc.         com              247916208     3314 116072.00SH       SOLE                114422.00
Durect Corp                    com              266605104    17209 3277855.00SH      SOLE               3124345.00         120385.00
Dynegy Inc Del                 com              26817G102     2404 304695.00SH       SOLE                300945.00
EMS Technologies Inc           com              26873N108     2606 96035.00 SH       SOLE                 94505.00
Eastern Insurance Holdings Inc com              276534104     1255 86562.00 SH       SOLE                 61677.00          22835.00
Exxon Mobil Corp               com              30231G102     1536 18166.00 SH       SOLE                 18166.00
Flanders Corp.                 com              338494107     2068 339601.00SH       SOLE                334356.00
Franklin Bank Corp.            com              352451108      879 290230.00SH       SOLE                285465.00
Freightcar America Inc.        com              357023100     1195 34845.36 SH       SOLE                 34300.36
GSI Group Inc                  com              36229U102      863 110113.00SH       SOLE                108108.00
General Electric Co            com              369604103     1123 30345.06 SH       SOLE                 30087.44
Genitope Corp                  com              37229P507       43 171281.00SH       SOLE                168546.00
Gevity HR Inc                  com              374393106     1065 123036.66SH       SOLE                121226.66
Goodyear Tire & Rubr Co        com              382550101      693 26870.00 SH       SOLE                 26690.00
HMS Holdings Corp.             com              40425J101     3411 119492.00SH       SOLE                117712.00
Hanover Insurance Group Inc    com              410867105     7135 173422.00SH       SOLE                162122.00          10450.00
Healthtronics, Inc             com              42222L107       74 22820.00 SH       SOLE                 22820.00
Hewlett Packard                com              428236103      867 18978.00 SH       SOLE                 18888.00
Hollis-Eden Pharmaceuticals In com              435902101      305 173498.00SH       SOLE                170473.00
Hooker Furniture Corp          com              439038100     1114 49865.00 SH       SOLE                 36055.00          12635.00
Hudson Highland Group Inc      com              443792106     1526 180209.00SH       SOLE                177364.00
I-MANY Inc                     com              44973Q103     4607 1919477.00SH      SOLE               1889722.00
ICO Hldgs Inc                  com              449293109    10973 1581153.00SH      SOLE               1513848.00          55220.00
InFocus Corp                   com              45665b106     1465 783180.00SH       SOLE                529665.00         236265.00
Indevus Pharmaceuticals Inc    com              454072109      745 156241.00SH       SOLE                153506.00
Industrial Enterprises Com New com              456132208      839 3813335.00SH      SOLE               3564130.00         245130.00
International Coal Group Inc   com              45928H106     4619 727447.00SH       SOLE                649562.00          64145.00
Intl Business Machines         com              459200101     1116  9695.61 SH       SOLE                  9630.61
Iomega Corp Com                com              462030305     1003 280888.00SH       SOLE                212198.00          63565.00
Iona Technologies PLC Spon ADR com              46206P109      824 212320.00SH       SOLE                208640.00
Jos A Bank Clothiers Inc       com              480838101     2075 101230.00SH       SOLE                 99530.00
Kona Grill Inc                 com              50047H201      899 101185.00SH       SOLE                 99405.00
LT X Corp Com                  com              502392103      442 140725.00SH       SOLE                138305.00
MFRI Inc Com                   com              552721102     5514 342930.00SH       SOLE                324525.00          17005.00
Madden Steven LTD              com              556269108     1999 116714.59SH       SOLE                114734.59
Magnetek Inc.                  com              559424106     7605 2210652.00SH      SOLE               2051467.00         144070.00
Material Sciences Corp         com              576674105     8477 1092451.00SH      SOLE               1024816.00          61270.00
Maxwell Technologies Inc       com              577767106      708 69490.00 SH       SOLE                 68255.00
Mckesson Hboc Inc              com              58155Q103      743 14180.00 SH       SOLE                 14180.00
Measurement Specialties Inc    com              583421102     1101 63012.00 SH       SOLE                 61917.00
Mentor Graphics Corp           com              587200106     1659 187842.00SH       SOLE                184697.00
Merck & Co. Inc                com              589331107      306  8074.00 SH       SOLE                  8074.00
Metalico Inc                   com              591176102     1690 172660.00SH       SOLE                168520.00
Mocon Inc                      com              607494101     7396 655667.00SH       SOLE                655667.00
Moldflow Corp                  com              608507109     1700 97464.00 SH       SOLE                 95799.00
Motorola Inc                   com              620076109      255 27375.66 SH       SOLE                 27195.66
NMS Communications Corp        com              629248105      959 639250.00SH       SOLE                629840.00
Nautilus Inc                   com              63910B102      359 108981.61SH       SOLE                107061.61
Newpark RES Inc                com              651718504     2211 433505.00SH       SOLE                426650.00
Novagold RES Inc               com              66987E206     1575 204282.00SH       SOLE                180267.00          20225.00
Novavax Corp                   com              670002104     9200 3458560.00SH      SOLE               3211320.00         221180.00
Olin Corp                      com              680665205     1280 64800.00 SH       SOLE                 44520.00          18730.00
Omnova Solutions Inc           com              682129101     7151 1792112.00SH      SOLE               1691847.00          92590.00
PFF Bancorp Inc.               com              69331W104     1606 193015.17SH       SOLE                190045.17
PMA Cap Corp                   com              693419202     2665 312068.00SH       SOLE                307498.00
Pacer Intl Inc Tenn            com              69373H106     1463 89055.00 SH       SOLE                 87660.00
Parallel Pete Corp DEL         com              699157103     2371 121175.00SH       SOLE                119050.00
Pegasystems Inc                com              705573103     1787 185539.27SH       SOLE                182819.27
Pepsico Inc                    com              713448108      502  6955.00 SH       SOLE                  6955.00
Petrohawk Energy Corp          com              716495106     5296 262568.00SH       SOLE                236063.00          21655.00
Pfizer Inc                     com              717081103      364 17388.00 SH       SOLE                 17388.00
Photon Dynamics Inc            com              719364101      750 70801.00 SH       SOLE                 69541.00
Plato Learning Inc             com              72764Y100      537 183285.00SH       SOLE                180260.00
Polyone Corp                   com              73179P106     8421 1322005.00SH      SOLE               1228845.00          85660.00
Progessive Corp Ohio           com              743315103      233 14475.00 SH       SOLE                 14475.00
Progress Software Corp         com              743312100     4366 145938.00SH       SOLE                143563.00
Proliance International Inc    com              74340r104      580 318445.00SH       SOLE                223310.00          85110.00
Quadramed Corp                 com              74730w101     5421 2838100.00SH      SOLE               2838100.00
Safeway Inc Com New            com              786514208      249  8480.00 SH       SOLE                  8480.00
Semitool Inc Com               com              816909105     1493 179435.00SH       SOLE                176275.00
Shaw Group Inc.                com              820280105     3881 82320.00 SH       SOLE                 81100.00
Shoe Carnival Inc              com              824889109     1057 78135.00 SH       SOLE                 76805.00
Softbrands Inc                 com              83402A107      957 928681.00SH       SOLE                648754.00         258602.00
Sonus Networks Inc             com              835916107     1822 529513.00SH       SOLE                521198.00
Strategic Diagnostics Inc      com              862700101     1072 287313.00SH       SOLE                283363.00
Sunopta Inc                    com              8676EP108     2714 532195.00SH       SOLE                523780.00
Sycamore Networks Inc          com              871206108     1585 433072.00SH       SOLE                426382.00
Sypris Solutions Inc           com              871655106      583 141219.71SH       SOLE                138879.71
Tempur-Pedic Intl Inc          com              88023U101     2168 197107.73SH       SOLE                194217.73
The Bank Of New York Mellon Co com              064058100      262  6285.00 SH       SOLE                  6285.00
U S Physical Therapy Inc       com              90337L108     2487 172453.00SH       SOLE                169553.00
Universal Fst Prods Inc        com              913543104      724 22470.35 SH       SOLE                 22075.35
Varian Semiconductor Equip Aas com              922207105     6157 218721.00SH       SOLE                215561.00
Vermillion Inc Com New         com              92407M206     2137 676181.10SH       SOLE                676181.10
Vicor Corp                     com              925815102     1625 136071.15SH       SOLE                133821.15
Vivus Inc                      com              928551100     2559 424420.00SH       SOLE                416955.00
Watts Water Technologies, Inc. com              942749102     1798 64127.87 SH       SOLE                 63137.87
Wausau Paper Corp              com              943315101     1034 125191.06SH       SOLE                123021.06
Westaff Inc.                   com              957070105      951 440210.00SH       SOLE                296289.00         131971.00
Whitney Holding Corporation Co com              966612103     1883 75943.47 SH       SOLE                 74753.47
Williams Control Inc           com              969465608     7717 562088.00SH       SOLE                523988.00          34950.00
Xerox Corp                     com              984121103      183 12240.00 SH       SOLE                 12240.00
Zoran Corp Com                 com              98975F101      904 66150.00 SH       SOLE                 65000.00